Financial Risk Management - Summary of Detail of Net Debt (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	R$ 136,581	R$ 102,569	R$ 83,449	R$ 3,896
Financial instruments at fair value through profit or loss	1,243,764	1,372,926
Trade payables	(1,247)	(831)
Labor and social security obligations	(90,700)	(106,299)
Accounts payable	(7,328)	(10,677)
Lease liabilities	(86,211)	(85,544)
Commercial Notes	(83,212)	0
Consideration payable	(43,579)
Contingent consideration	(48,499)	0
Net debt	R$ 1,019,569	R$ 1,272,144